UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.   Name and address of issuer:

     California Investment Trust II
     44 Montgomery  Street, Suite 2100
     San Francisco, CA 94104

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes): [X]


--------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-4418

     Securities Act File Number:  N/A


--------------------------------------------------------------------------------
4(a) Last day of fiscal year for which this Form is filed:

     8/31/2003

--------------------------------------------------------------------------------
4(b) [ ] Check if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c) [ ]  Check if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.   Calculation of registration fee:

     (i)       Aggregate sale price of securities
               sold during the fiscal year
               pursuant to section 24(f):                          $246,100,774
                                                                   ------------

     (ii)      Aggregate price of securities
               redeemed or repurchased during
               the fiscal year                      $255,468,044
                                                    ------------

     (iii)     Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending no
               earlier than October 11, 1995 that
               were not previously used to reduce
               registration fees payable to the
               Commission:                          $          0
                                                    ------------

     (iv)      Total available redemption credits
               (add items 5(ii) and 5(iii)):                      -$255,468,044
                                                                   ------------

     (v)       Net sales - if Item 5(i) is greater
               than Item (iv) (subtract Item 5(iv)
               from Item 5(i))                                     $
                                                                   ------------

     -----------------------------------------------------------
     (vi)      Redemption credits available for
               use in future years If Item 5(i)
               is less than Item 5(iv) subtract
               item 5(iv) from Item 5(i)            $ (9,367,270)
                                                    ------------
     -----------------------------------------------------------

     (vii)     Multiplier for determining
               registration fee (See Instruction
               C.9):                                               x   0.000092
                                                                   ------------

     (viii)    Registration fee due (multiply
               Item 5(v) by Item 5(iv) from Item
               5(vii) enter "0" if no fee is due):                 $          0
                                                                   ============
--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24-e2 as in effect before (effective date of recisison or of rule 24-e-2), then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +$       0.00
                                                                   ------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due (line 5 (viii) plus line 7):
                                                                   $          0
                                                                   ============

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

          [ ]  Wire Transfer

          [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

By (Signature and Title)* /s/ Stephen C. Rogers
                          --------------------------------------------

                          Stephen C. Rogers, CEO
                          --------------------------------------------

Date November 6, 2003
     ---------------------------

*Please print the name and title of the signing officer below the signature.